Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Apellis Australia Pty Ltd. All intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and following the requirements of the Securities and Exchange Commission (the “SEC”).

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the 2017 presentation.
Stock Split

Stock Split

On October 27, 2017, the Company effectuated a l-for-2.133 reverse stock split of its outstanding common stock, which was approved by the Company’s board of directors on October 27, 2017. The reverse stock split resulted in an adjustment to the conversion prices of the Company’s then outstanding series of convertible preferred stock to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.0001 per share. Accordingly, the stockholders’ deficit reflects the reverse stock split by reclassifying from “common stock” to “additional paid-in capital” an amount equal to the par value of the decreased shares resulting from the reverse stock split.

Offering Costs

Offering Costs

Offering costs represent underwriting, legal, accounting and other direct costs related to the Company’s IPO. These costs were deferred until completion of the IPO, at which time they were reclassified to additional paid-in capital as a reduction of the proceeds.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one operating segment.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. Estimates are used in the following areas, among others: share-based compensation expense, fair value of common stock and preferred stock, accrued expenses, prepaid expenses and income taxes.

Historically for all periods prior to the IPO, the Company utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the retrospective fair value of its common stock during all periods presented. The methodologies include a probability analysis including both a potential public trading scenario and potential sale scenario. In both scenarios, value is estimated using the guideline public company method. The sale scenario includes an adjustment for a market participant acquisition premium. Value is allocated among the preferred and common shares according to the rights associated with each type of security. Valuation methodologies include estimates and assumptions that require the Company’s judgment. These estimates include assumptions regarding future performance. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock and the associated fair value of stock options granted at each valuation date. Since the completion of the IPO, the Company’s board of directors determines the fair value of underlying common stock based upon the closing price of the Company’s common stock as reported on the date of grant.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Management believes that the carrying amounts of the Company’s financial instruments, including accounts payable and accrued expenses, approximate the fair value due to the short term nature of those instruments. The Company follows the fair value hierarchy within Accounting Standards Codification (“ASC”) 820, Fair Value Measurements, and classifies its financial instruments as Level I.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are defined as cash in banks and investment instruments having maturities of three months or less from their acquisition date. The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents are valued at cost, which approximates their fair value.

Foreign Currency	Foreign Currency The functional currency of the Company’s wholly-owned subsidiary is the U.S. dollar.
Research and Development

Research and Development

Costs incurred in connection with research and development activities are expensed as incurred. Research and development expenses include (i) employee-related expenses, including salaries, benefits, travel and share-based compensation expense; (ii) external research and development expenses incurred under arrangements with third parties, such as contract research and contract manufacturing organizations, investigational sites and consultants, including share-based compensation expense for consultants; (iii) the cost of acquiring, developing and manufacturing clinical study materials; and (iv) costs associated with preclinical and clinical activities and regulatory operations.

The Company enters into consulting, research and other agreements with commercial entities, researchers, universities and others for the provision of goods and services. Such arrangements are generally cancellable upon reasonable notice and payment of costs incurred. Costs are considered incurred based on an evaluation of the progress to completion of specific tasks under each contract using information and data provided by the Company’s clinical sites and vendors. These costs consist of direct and indirect costs associated with specific projects, as well as fees paid to various entities that perform certain research on behalf of the Company.

Depending upon the timing of payments to the service providers, the Company recognizes prepaid expenses or accrued expenses related to these costs. These accrued or prepaid expenses are based on management’s estimates of the work performed under service agreements, milestones achieved and experience with similar contracts. The Company monitors each of these factors and adjusts estimates accordingly.

Included in research and development is a refundable Australian research and development credit. The credit is recognized as a reduction of clinical trial costs over the periods necessary to match the benefit of the credit with the costs for which it is intended to compensate.

During 2017, the Company identified and corrected an immaterial presentation error in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2015 and 2016. The error was the result of presenting $1.7 and $1.2 million of Australian research and development refundable credits for the years ended December 31, 2015 and 2016, respectively as an income tax benefit in the period. As the enacted legislation in Australia provides for the credit to be received without regard to taxable income the credit was incorrectly classified as an income tax benefit. Accordingly, we have reclassified the credits as a reduction of research and development operating expenses. Net loss and comprehensive loss was not impacted by this error and no other line items within any of the other consolidated financial statements and footnotes were impacted by this error, other than the Company’s tax footnote.

Patents	Patents Costs incurred in connection with the application for and issuance of patents are expensed as incurred.
Income Taxes

Income Taxes

Income taxes are recorded in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. As of December 31, 2016 and 2017, the Company did not have any significant uncertain tax positions.

Share-based Compensation

Share-based Compensation

The Company accounts for its share-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all share-based payments to employees, including grants of employee stock options, be recognized in the statements of operations and comprehensive loss based on their estimated fair values over the requisite service periods for each award. The Company accounts for share-based awards to non-employees in accordance with FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees (“ASC 505-50”), which requires the fair value of the award to be re-measured at fair value until a performance commitment is reached or counterparty performance is complete. The Company’s share-based compensation awards are comprised of stock options. The Company estimates the fair value of each stock option grant using the Monte Carlo simulation model (“Monte Carlo”) for grants made prior to June 30, 2015 and the Black-Scholes option pricing model (“Black-Scholes”) for grants made on or after July 1, 2015 through October 2017.  After the Company’s IPO in November 2017, the Company’s board of directors determined the fair value of underlying common stock based upon the closing price of the Company’s common stock as reported on the date of the grant.

Both Monte Carlo and Black-Scholes for option pricing require the input of the six minimum considerations detailed in ASC 718, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk-free interest rate and (d) expected dividends. Due to the lack of a public market for the trading of the Company’s common stock and a lack of company-specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of comparable companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The Company is in a very early stage of product development with no revenues, and the representative group of companies has similar characteristics. The Company believes the group selected has sufficient similar economic and industry characteristics. The Company calculated the expected term for options granted to employees based on a quarterly weighted average probability of exit analysis considering milestones that the Company had achieved and each of the potential exit scenarios available to the Company at that time. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. For options granted to non-employees, the Company utilizes the contractual term of the arrangement as the basis for the expected term assumption. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the stock options. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.

The Company’s share-based awards are subject to service based vesting conditions. Compensation expense related to awards to employees with service based vesting conditions is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. Consistent with the guidance in ASC 505-50, compensation expense related to awards to non-employees with service based vesting conditions is recognized on a straight-line basis based on the then-current fair value at each financial reporting date prior to the measurement date over the associated service period of the award, which is generally the vesting term.

The Company recognizes forfeitures for employee and non-employee grants at the time they occur. Share-based compensation expense recognized in the financial statements is based on awards that are ultimately expected to vest.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash and accounts receivable are the only financial instruments that potentially subject the Company to concentrations of credit risk. The Company’s cash is maintained with accredited financial institutions and is insured by the Federal Deposit Insurance Corporation.

Net Loss per Share

Net Loss per Share

Basic net loss per common share is calculated by dividing net loss by the weighted-average shares outstanding during the period. For purposes of the diluted net loss per share calculation, convertible preferred stock and common stock options are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, basic and diluted net loss per share were the same for all periods presented.

Comprehensive Loss	Comprehensive Loss The Company has no components of comprehensive loss other than its net loss and, accordingly, comprehensive loss is the same as the net loss for all periods presented.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). The standard will apply one comprehensive revenue recognition model across all contracts, entities and sectors. The core principle of the new standard is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 will replace most of the existing revenue recognition requirements in U.S. GAAP. The FASB also issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which deferred the effective date of the standard for one year. As a result, the new standard is effective for annual reporting periods beginning after December 15, 2017, for public companies, including interim periods within that reporting period. As the Company does not currently have revenue, the adoption of the new standard will have no impact on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued and, if so, to disclose that fact. Management is also required to evaluate and disclose whether its plans alleviate that doubt. The standard is effective for annual periods ending after December 15, 2016. With the adoption of the ASU 2014-15, the Company has expanded its disclosures within the Liquidity and Going Concern section of Note 1.

In November 2015, the FASB issued ASU 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes. This ASU simplifies the presentation of deferred income taxes and requires that deferred tax liabilities and assets be classified as noncurrent amounts in the consolidated balance sheets.  Such amounts were previously required to be classified as current and noncurrent assets and liabilities.  The Company adopted ASU 2015-17 effective January 1, 2017; however, there was no impact to the financial statements as a result of this adoption as the Company has recorded full valuation allowances against all deferred tax assets.

In February 2016, the FASB issued ASU 2016-02, Leases, which establishes a comprehensive new lease accounting model. The new standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and, (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease-term of more than twelve months. The new standard is effective for fiscal years and interim periods beginning after December 15, 2018 and requires modified retrospective application. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The guidance simplified the accounting and financial reporting for share-based compensation arrangements. This guidance requires excess tax benefits to be recorded as a discrete item within income tax expense rather than additional paid-in-capital.  In addition, excess tax benefits are required to be classified as cash from operating activities rather than cash from financing activities. The Company adopted the provisions of ASU 2016-09 effective January 1, 2017.  The Company elected to apply the cash flow guidance of ASU 2016-09 retrospectively to all prior periods with no impact to historical periods.  The Company also adopted a change in accounting policy to recognize forfeitures of awards as they occur instead of estimating potential forfeitures.